Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Amortization Expenses [Abstract]
2023	$ 2,249
2024	1,923
2025	1,539
2026	1,538
2027	1,537
2028 and thereafter	1,104
Total	$ 9,890